Long-Term Debt (Details Narrative)	1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	Jan. 20, 2021 USD ($)	Feb. 10, 2020 USD ($)	Apr. 13, 2021 USD ($)	May 06, 2021 USD ($)	May 31, 2021 USD ($)	May 24, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 04, 2019 USD ($)	Sep. 10, 2018 USD ($)	Oct. 03, 2019 USD ($)	Sep. 24, 2019 USD ($)	Nov. 09, 2019 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	May 20, 2021 USD ($)	May 12, 2021 USD ($)	Nov. 27, 2019 USD ($)	Nov. 19, 2019 USD ($)	Sep. 19, 2019 USD ($)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Proceeds From Lines of Credit							$ 461,805,000	$ 47,000,000
Repayments of Debt							143,799,000	$ 44,366,000
Long-term Debt							$ 835,373,000								$ 781,939,000
Number of vessels owned							65
Date of delivery							third and fourth quarter 2021
Fees and related costs deferred							$ 8,322,000								1,193,000
Debt Instrument, Covenant Description							Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with, or remedied.
Debt Instrument, Covenant Compliance							As of June 30, 2021, and December 31, 2020, the Company was in compliance with its debt covenants.
Sale and Leaseback Agreement CMBFL – $54,000 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount							$ 54,000,000								0
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Outstanding amount							$ 54,000,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							3.25%
Sale Leaseback Transaction, Date							May 20, 2021
Finance Lease, Liability																$ 54,000,000
Finance Lease Liability, Maturity date							Jun. 30, 2022
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid							$ 19,980,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 54,000,000
Fees and related costs deferred							945,000
Sale and Leaseback Agreement – Neptune $14,735 (n) [Member]
Line of Credit Facility [Line Items]
Outstanding amount							$ 14,735,000								$ 0
Finance Lease Liability, Maturity Date							May 2028
$14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Outstanding amount							$ 14,735,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							4.64%
Sale Leaseback Transaction, Date							May 12, 2021
Finance Lease, Liability																	$ 14,735,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid							$ 950,000
Finance Lease Liability, Maturity Date							February 2026
Sale Leaseback Transaction, Net Proceeds, Financing Activities					$ 14,735,000
Date of delivery							April 2021
8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Nov. 19, 2019
Issuance of notes																		$ 4,125,000	$ 27,500,000
Debt instrument, interest rate							8.00%
Debt instrument, maturity date							Dec. 31, 2024
Interest on notes							Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year
Date of first required payment							Feb. 29, 2020
Notes Payable, Fair Value Disclosure							$ 82,521,000
Long-term Debt							$ 82,630,000
9.875 % First Priority Secured Notes Due 2022 [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Oct. 31, 2017
Issuance of notes							$ 360,000,000
Debt instrument, interest rate							9.875%
Debt instrument, maturity date							Nov. 15, 2022
Interest on notes							Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year
Debt Instrument, Redemption Price, Percentage	102.469%	104.938%													98.98%
Proceeds from Issuance of Secured Debt														$ 356,400,000
Redemption period end date							January 2021
Number of vessels secured to notes															16
Number of vessels owned															16
Debt Instrument, Repurchased Face Amount	$ 233,436,000	$ 46,000,000													$ 15,287,000
Debt Instrument, Repurchase Amount	239,200,000	48,271,000
Gain (Loss) on Extinguishment of Debt	$ 10,642,000
2024 Notes (f) [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred							$ 413,000								776,000
On or after December 31, 2021 and prior to December 31, 2022 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage							102.00%
On or after December 31, 2022 and prior to December 31, 2023 [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage							101.00%
On or after December 31, 2023 and prior to maturity [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Redemption Price, Percentage							100.00%
Eight Instalments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Repayment installments							8
Sale Leaseback Transaction, Quarterly Rental Payments							$ 2,025,000
Twenty Instalments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Repayment installments							20
Sale Leaseback Transaction, Quarterly Rental Payments							$ 891,000
Fifteen Instalments [Member] | $14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Repayment installments							15
Sale Leaseback Transaction, Quarterly Rental Payments							$ 793.87
Four Instalments [Member] | $14.7 Million Sale and Leaseback agreement – Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Repayment installments							4
Sale Leaseback Transaction, Quarterly Rental Payments							$ 469.12
First of the three tranches of $180,500 Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date							Jun. 30, 2022
Outstanding amount							$ 48,527,000
Second of the three tranches of $180,500 Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date							Jun. 30, 2022
Outstanding amount							$ 48,648,000
Existing Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding amount																				$ 224,310,000
Line of Credit Facility, Expiration Date							December 2020
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							May 06, 2021
Line of credit facility maximum borrowing capacity							$ 51,670,000
Outstanding amount							$ 51,670,000
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 1,162.45
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 28,421,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							3.25%
Fees and related costs deferred							$ 777,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Apr. 15, 2021
Line of credit facility maximum borrowing capacity							$ 64,200,000
Outstanding amount							$ 53,500,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							3.50%
Vessels financed							Seven
Proceeds From Lines of Credit							$ 53,500,000
Fees and related costs deferred							$ 963,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							16
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 668,750
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Apr. 13, 2021
Line of credit facility maximum borrowing capacity							$ 51,700,000
Outstanding amount							$ 51,700,000
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 1,275,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 26,200,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							2.75%
Fees and related costs deferred							$ 191,000
$236.2 Million Senior secured loan facility with Hayfin Management, LLP [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Jan. 07, 2021
Line of credit facility maximum borrowing capacity							$ 236,200,000
Outstanding amount							$ 217,249,000
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 6,560,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							7.00%
Repayments of Debt							$ 5,831,000
Fees and related costs deferred							$ 4,049,000
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Feb. 26, 2020
Line of credit facility maximum borrowing capacity							$ 9,000,000
Outstanding amount							$ 6,660,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							4.20%
Fees and related costs deferred															320,000
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments							monthly
Line of Credit Facility, Periodic Payment							$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments							monthly
Line of Credit Facility, Periodic Payment							$ 86,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							1,314,000
At Market Issuance Sales Agreement [Member] | 8.00% Senior Unsecured Notes Due 2024 [Member]
Line of Credit Facility [Line Items]
Notes Payable, Fair Value Disclosure							$ 50,895,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Sep. 19, 2019
Outstanding amount							$ 225,600,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin of 3.00% and is payable at each quarter end date
Loan margin percentage							3.00%
Number of loan tranches							2
Fees and related costs deferred															67,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date							Sep. 24, 2024
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 5,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 126,000,000
Proceeds From Lines of Credit												$ 230,000,000
Line of Credit Facility, Date of First Required Payment							Dec. 12, 2019
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date							Sep. 24, 2024
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 18,000,000
Proceeds From Lines of Credit		$ 38,000,000
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Sep. 19, 2019
Line of credit facility maximum borrowing capacity							$ 38,500,000
Line of Credit Facility, Expiration Date							Sep. 24, 2024
Outstanding amount							$ 26,205,000
Repayments of Debt							$ 12,295,000
Debt instrument, interest rate							10.00%
[custom:FeesOnRepaymentsOfDebt]							$ 1,617,000
Hellenic Bank Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							May 23, 2019
Line of credit facility maximum borrowing capacity							$ 37,000,000
Outstanding amount							$ 45,700,000								49,700,000
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							3.90%
Fees and related costs deferred															$ 30,000
Hellenic Bank Credit Facility (i) [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Dec. 10, 2019
Line of credit facility maximum borrowing capacity							$ 22,000,000
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 3,500,000
Number of loan tranches							2
Hellenic Bank Credit Facility (i) [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 4,000,000
Proceeds From Lines of Credit						$ 13,000,000
Hellenic Bank Credit Facility (i) [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 4,000,000
Proceeds From Lines of Credit									$ 12,000,000
Hellenic Bank Credit Facility (i) [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Periodic Payment							$ 400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 4,000,000
Proceeds From Lines of Credit											$ 12,000,000
Deutsche,CIT,Entrust,Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument							Nov. 09, 2018
Line of credit facility maximum borrowing capacity							$ 180,500,000
Line of Credit Facility, Expiration Date							Jun. 30, 2022
Proceeds From Lines of Credit													$ 180,500,000
Senior Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity																					$ 141,900,000
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Interest Rate Description							LIBOR
Loan margin percentage							3.00%
Number of loan tranches							3
Senior Facility [Member] | Sale and Leaseback Agreement CMBFL – $54,000 (m) [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Date							May 20, 2021
Finance Lease Liability, Maturity Date							Jun. 30, 2022
Senior Facility [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Finance Lease, Liability							$ 54,000,000
Senior Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							14
Line of Credit Facility, Periodic Payment							$ 868,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 35,148,000
Senior Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							14
Line of Credit Facility, Periodic Payment							$ 863,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 35,218,000
Senior Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							14
Line of Credit Facility, Periodic Payment							$ 858,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 35,288,000
Junior Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity																					$ 38,600,000
Line of Credit Facility, Expiration Date							Jun. 30, 2022
Line of Credit Facility, Frequency of Payments							quarterly
Line of Credit Facility, Interest Rate Description							LIBOR
Loan margin percentage							10.00%
Debt Service Coverage Ratio (DSCR)							1.10:1
Junior Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							14
Line of Credit Facility, Periodic Payment							$ 236,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 9,563,000
Junior Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							14
Line of Credit Facility, Periodic Payment							$ 235,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 9,577,000
Junior Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Number of Repayment Installments							14
Line of Credit Facility, Periodic Payment							$ 233,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							9,604,000
New secured credit facility 1 [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument			Apr. 13, 2021
Line of credit facility maximum borrowing capacity			$ 51,700,000
New secured credit facility 2 [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument				May 06, 2021
Line of credit facility maximum borrowing capacity				$ 51,670,000
$65.0 Million Hayfin Secured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity							$ 65,000,000
Line of Credit Facility, Expiration Date							Jul. 16, 2022
Outstanding amount							$ 5,833,000
Line of Credit Facility, Frequency of Payments							each quarter end date
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							5.50%
Line of Credit Facility, Initiation Date							Sep. 07, 2018
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage							2.00%
$65.0 Million Hayfin Secured Term Loan Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Proceeds From Lines of Credit										$ 8,125,000